OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Other Items Of Statement Of Comprehensive Income
Selling expenses

	12.31.2022	12.31.2021	12.31.2020
Salaries and social security charges	5	3	3
Employees benefits	1	-	-
Compensation agreements	-	-	1
Fees and compensation for services	4	3	3
Taxes, rates and contributions	14	11	8
Transportation and freights	31	14	9
Other	1	2	2
Total selling expenses	56	33	26

Administrative expenses

	12.31.2022	12.31.2021	12.31.2020
Salaries and social security charges	50	34	34
Employees benefits	8	5	4
Accrual of defined benefit plans	9	7	7
Fees and compensation for services	30	32	26
Compensation agreements	19	2	-
Directors' and Sindycs' fees	7	6	7
Property, plant and equipment depreciation	6	5	5
Maintenance	2	2	1
Transport and per diem	2	1	1
Rental and insurance	1	1	1
Surveillance and security	1	-	1
Taxes, rates and contributions	2	2	2
Communications	1	1	1
Other	-	1	3
Total administrative expenses	138	99	93

Other operating income and expenses

	Note	12.31.2022	12.31.2021	12.31.2020
Other operating income
Insurance recovery		-	3	3
Services provided to third parties		1	2	4
Result from property, plant and equipment sale		2	1	1
Result from intangible assets sale		2	2	-
Dividends received		-	-	1
Contingencies recovery		-	13	2
Tax charges recovery		-	2	-
Contractual penalty		-	-	7
Commercial interests		27	27	30
Argentine Natural Gas Production Promotion Plan		56	51	-
Compensation for arbitration award	15.6	37	-	-
Other		6	4	3
Total other operating income		131	105	51

Other operating expenses
Provision for contingencies		(4)	(16)	(7)
Provision for environmental remediation		-	(15)	-
Derecognition of property, plant and equipment		-	-	(1)
Tax on bank transactions		(14)	(13)	(11)
Donations and contributions		(2)	(2)	(3)
Institutional promotion		(3)	(3)	(2)
Readjustment of investment plan (1)		(9)	-	-
Royalties of Argentine Natural Gas Production Promotion Plan		(8)	(5)	-
Other		(6)	(4)	(12)
Total other operating expenses		(46)	(58)	(36)

(1)	Corresponding to the investment plan’s readjustment bond at the Sierra Chata block (see Note 17.2).

Financial results

	12.31.2022	12.31.2021	12.31.2020
Financial income
Financial interest	1	-	1
Other interest	4	10	8
Total financial income	5	10	9

Financial costs
Financial interests (1)	(172)	(137)	(164)
Commercial interests	(1)	-	-
Fiscal interests	(38)	(38)	(3)
Other interests	(5)	(3)	(3)
Bank and other financial expenses	(5)	(7)	(7)
Total financial costs	(221)	(185)	(177)

Other financial results
Foreign currency exchange difference, net	80	3	14
Changes in the fair value of financial instruments	110	(15)	30
Result from present value measurement	(14)	(1)	2
Result from exchange of corporate bonds	(14)	-	-
Result from repurchase of corporate bonds	6	-	38
Other financial results	(2)	(1)	-
Total other financial results	166	(14)	84

Total financial results, net	(50)	(189)	(84)

(1)	Net of US$ 11 million and US$ 10 million capitalized in property, plant and equipment for the years ended December 31, 2022 and 2020, respectively. There are no capitalized financial costs in the fiscal year ended December 31, 2021.

Income tax benefit expense

	12.31.2022	12.31.2021	12.31.2020
Current tax	99	67	13
Deferred tax	46	10	22
Difference between previous fiscal year income tax provision and the income tax statement	(21)	-	-
Total income tax - Loss	124	77	35

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2022	12.31.2021	12.31.2020
Profit before income tax	581	390	159
Current income tax rate	35%	35%	30%
Income tax at the statutary tax rate	203	138	48
Share of profit from companies	(37)	(40)	(26)
Non-taxable results	(3)	(1)	(5)
Effects of exchange differences and other results associated with the valuation of the currency, net	275	79	88
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(575)	(269)	(156)
Effect of change in tax rate	-	(6)	19
Effect for tax inflation adjustment	253	169	74
Unrecognized deferred assets	-	4	-
Difference between previous fiscal year income tax provision and the income tax statement	2	1	(7)
Non-deductible cost	4	3	-
Impairment on deferred tax assets	2	-	-
Other	-	(1)	-
Total income tax - Loss	124	77	35